PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

22. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The following condensed parent company financial information of BlueCity Holdings Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2021 there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of BlueCity Holdings Limited, except for those which have been separately disclosed in the consolidated financial statements.

(a)    Condensed Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets
Cash	261,878,455	15,988,107
Prepayments and other current assets	1,483,169	4,285,975
Total current assets	263,361,624	20,274,082
Non-current assets
Investment in subsidiaries and consolidated VIE and VIE’s subsidiaries	517,611,994	437,336,118
Total non-current assets	517,611,994	437,336,118
Total assets	780,973,618	457,610,200
Liabilities
Current liabilities
Accrued expenses and other current liabilities	23,779,434	11,663,674
Total current liabilities and total liabilities	23,779,434	11,663,674
Shareholders’ equity:
Class A Ordinary Shares	8,572	9,487
Class B Ordinary Shares	3,446	3,118
Additional paid-in capital	2,188,870,625	2,204,845,216
Accumulated other comprehensive loss	(107,514,737)	(125,113,629)
Accumulated deficit	(1,324,173,722)	(1,633,797,666)
Total shareholders’ equity	757,194,184	445,946,526
Total liabilities and shareholders’ equity	780,973,618	457,610,200

(b)    Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total operating expenses	(883,243)	(5,209,656)	(14,378,165)
Change in fair value of a convertible debt	(8,749,608)	—	—
Gain on extinguishment of a convertible debt	8,986,048	—	—
Share of losses from subsidiaries, VIE and VIE’s subsidiaries	(52,282,705)	(216,643,208)	(295,245,779)
Loss before income tax	(52,929,508)	(221,852,864)	(309,623,944)
Income tax expense	—	—	—
Net loss	(52,929,508)	(221,852,864)	(309,623,944)

22. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

(c)    Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(702,200)	1,961,394	(6,796,246)
Net cash provided by (used in) investing activities	2,015,462	(252,497,206)	(234,224,099)
Net cash (used in) provided by financing activities	(920,710)	532,995,338	64,034
Effect of foreign currency exchange rate changes on cash	76,203	(21,301,631)	(4,934,037)
Net (decrease) increase in cash	468,755	261,157,895	(245,890,348)
Cash at the beginning of the year	251,805	720,560	261,878,455
Cash at the end of the year	720,560	261,878,455	15,988,107